Management incentive agreement - 2018 HeadHunter Unit Option Plan (Details) - 2018 HeadHunter Unit Option Plan ₽ / shares in Thousands, ₽ in Thousands								12 Months Ended
	May 26, 2020 $ / shares	May 26, 2020 RUB (₽) Options Y ₽ / shares	May 05, 2020 Options	Mar. 05, 2020 $ / shares	Mar. 05, 2020 RUB (₽) Options Y ₽ / shares	May 28, 2019 $ / shares	May 28, 2019 RUB (₽) Options Y ₽ / shares	Dec. 31, 2020 Options	Dec. 31, 2019 Options	Dec. 31, 2018 shares
Equity-settled awards
Management incentive agreement
Number of new shares to be issued | shares										600
Percentage of net proceeds from liquidity event										0.005%
Number of units | Options								74	300
Equity-settled awards | Vesting at 3 years of service
Management incentive agreement
Percentage of vesting										20.00%
Vesting period										3 years
Equity-settled awards | Annually at 4, 5 and 6 years of service
Management incentive agreement
Percentage of vesting										20.00%
Equity-settled awards | Vesting at 7 years of service
Management incentive agreement
Vesting period										7 years
Award Series 1
Management incentive agreement
Number of units | Options							300
Exercise price (per unit) | $ / shares						$ 13.50
Fair value at grant date							₽ 265,394
Award Series 1, Tranche 1 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility							43.00%
Expected dividend yield							1.53%
Risk-free interest rate							1.74%
Expected life at grant date (years) | Y							3
Forfeiture rate							3.39%
Fair value (per unit) | ₽ / shares							₽ 763
Fair value at grant date							₽ 44,205
Award Series 1, Tranche 2 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility							43.00%
Expected dividend yield							1.53%
Risk-free interest rate							1.77%
Expected life at grant date (years) | Y							4
Forfeiture rate							3.39%
Fair value (per unit) | ₽ / shares							₽ 859
Fair value at grant date							₽ 49,815
Award Series 1, Tranche 3 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility							43.00%
Expected dividend yield							1.53%
Risk-free interest rate							1.80%
Expected life at grant date (years) | Y							5
Forfeiture rate							3.39%
Fair value (per unit) | ₽ / shares							₽ 932
Fair value at grant date							₽ 54,036
Award Series 1, Tranche 4 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility							43.00%
Expected dividend yield							1.53%
Risk-free interest rate							1.86%
Expected life at grant date (years) | Y							6
Forfeiture rate							3.39%
Fair value (per unit) | ₽ / shares							₽ 996
Fair value at grant date							₽ 57,738
Award Series 1, Tranche 5 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility							43.00%
Expected dividend yield							1.53%
Risk-free interest rate							1.92%
Expected life at grant date (years) | Y							7
Forfeiture rate							3.39%
Fair value (per unit) | ₽ / shares							₽ 1,028
Fair value at grant date							₽ 59,600
Award Series 2
Management incentive agreement
Number of units | Options			41		41
Exercise price (per unit) | $ / shares				$ 21.23
Fair value at grant date					₽ 30,787
Award Series 2, Tranche 1 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility					50.00%
Expected dividend yield					1.94%
Risk-free interest rate					0.29%
Expected life at grant date (years) | Y					3
Forfeiture rate					3.39%
Fair value (per unit) | ₽ / shares					₽ 498
Fair value at grant date					₽ 3,946
Award Series 2, Tranche 2 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility					50.00%
Expected dividend yield					1.94%
Risk-free interest rate					0.33%
Expected life at grant date (years) | Y					4
Forfeiture rate					3.39%
Fair value (per unit) | ₽ / shares					₽ 668
Fair value at grant date					₽ 5,292
Award Series 2, Tranche 3 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility					50.00%
Expected dividend yield					1.94%
Risk-free interest rate					0.37%
Expected life at grant date (years) | Y					5
Forfeiture rate					3.39%
Fair value (per unit) | ₽ / shares					₽ 802
Fair value at grant date					₽ 6,355
Award Series 2, Tranche 4 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility					50.00%
Expected dividend yield					1.94%
Risk-free interest rate					0.46%
Expected life at grant date (years) | Y					6
Forfeiture rate					3.39%
Fair value (per unit) | ₽ / shares					₽ 924
Fair value at grant date					₽ 7,319
Award Series 2, Tranche 5 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility					50.00%
Expected dividend yield					1.94%
Risk-free interest rate					0.55%
Expected life at grant date (years) | Y					7
Forfeiture rate					3.39%
Fair value (per unit) | ₽ / shares					₽ 994
Fair value at grant date					₽ 7,875
Award Series 3
Management incentive agreement
Number of units | Options		33
Exercise price (per unit) | $ / shares	$ 18.92
Fair value at grant date		₽ 40,448
Award Series 3, Tranche 1 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility		50.00%
Expected dividend yield		1.85%
Risk-free interest rate		0.22%
Expected life at grant date (years) | Y		3
Forfeiture rate		3.39%
Fair value (per unit) | ₽ / shares		₽ 1,008
Fair value at grant date		₽ 6,428
Award Series 3, Tranche 2 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility		50.00%
Expected dividend yield		1.85%
Risk-free interest rate		0.27%
Expected life at grant date (years) | Y		4
Forfeiture rate		3.39%
Fair value (per unit) | ₽ / shares		₽ 1,172
Fair value at grant date		₽ 7,476
Award Series 3, Tranche 3 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility		50.00%
Expected dividend yield		1.85%
Risk-free interest rate		0.32%
Expected life at grant date (years) | Y		5
Forfeiture rate		3.39%
Fair value (per unit) | ₽ / shares		₽ 1,298
Fair value at grant date		₽ 8,278
Award Series 3, Tranche 4 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility		50.00%
Expected dividend yield		1.85%
Risk-free interest rate		0.42%
Expected life at grant date (years) | Y		6
Forfeiture rate		3.39%
Fair value (per unit) | ₽ / shares		₽ 1,404
Fair value at grant date		₽ 8,954
Award Series 3, Tranche 5 | Monte-Carlo pricing model
Management incentive agreement
Expected volatility		50.00%
Expected dividend yield		1.85%
Risk-free interest rate		0.51%
Expected life at grant date (years) | Y		7
Forfeiture rate		3.39%
Fair value (per unit) | ₽ / shares		₽ 1,460
Fair value at grant date		₽ 9,312